ING INVESTORS TRUST

ING Retirement Conservative Portfolio

ING Retirement Growth Portfolio

ING Retirement Moderate Growth Portfolio

ING Retirement Moderate Portfolio

(the “Portfolios”)

Supplement dated June 4, 2012

to the Portfolios’ Adviser Class (“Class ADV”) Prospectus

and Institutional Class (“Class I”) Prospectus,

(each a “Prospectus” and collectively the “Prospectuses”)

each dated April 30, 2012

On or about May 24, 2012, the Board of Trustees of ING Investors Trust approved revisions to the Portfolios’ expense structures implementing an expense limitation agreement for the Portfolios and 12b-1 fee waivers with respect to the Class ADV shares of the Portfolios effective May 1, 2012. Effective immediately, the Portfolios’ Prospectuses are revised as follows:

ING Retirement Conservative Portfolio

1.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	ADV
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.43%
Total Annual Portfolio Operating Expenses[2]	1.19%
Waivers and Reimbursements[3]	(0.24)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.95%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 1.02% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.2480% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.

2.

The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$ 97	354	631	1,422

3.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class I shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	I
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.43%
Total Annual Portfolio Operating Expenses[2]	0.69%
Waivers and Reimbursements[3]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.69%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.77% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

ING Retirement Growth Portfolio

4.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	ADV
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.38%
Total Annual Portfolio Operating Expenses[2]	1.15%
Waivers and Reimbursements[3]	(0.07)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.08%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 1.13% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.0751% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.

5.

The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	110	358	626	1,391

6.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class I shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
Class	I
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.38%
Total Annual Portfolio Operating Expenses[2]	0.65%
Waivers and Reimbursements[3]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.65%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.88% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

ING Retirement Moderate Growth Portfolio

7.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
Class	ADV
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.39%
Total Annual Portfolio Operating Expenses[2]	1.15%
Waivers and Reimbursements[3]	(0.11)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.04%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 1.09% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.1106% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.

8.

The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	106	354	622	1,388

9.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class I shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
Class	I
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.39%
Total Annual Portfolio Operating Expenses[2]	0.65%
Waivers and Reimbursements[3]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.65%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.84% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

ING Retirement Moderate Portfolio

10.	The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses1

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.41%
Total Annual Portfolio Operating Expenses[2]	1.17%
Waivers and Reimbursements[3]	(0.15)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.02%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 1.04% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.1587% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.

11.

The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$ 104	357	629	1,407

12.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class I shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	I
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.41%
Total Annual Portfolio Operating Expenses[2]	0.67%
Waivers and Reimbursements[3]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.67%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.79% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

13.

The first paragraph in the section entitled “How to Buy and Sell Shares – Distribution Plan and Shareholder Service Plan” of the Portfolios’ Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Each Portfolio has a Shareholder Service and Distribution Plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class ADV shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class ADV shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.50% (0.25% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of each Portfolio. The Distributor has contractually agreed to waive 0.2480%, 0.0751%, 0.1106% and 0.1587% of the distribution fee for the Class ADV shares of ING Retirement Conservative Portfolio, ING Retirement Growth Portfolio, ING Retirement Moderate Growth Portfolio and ING Retirement Moderate Portfolio, respectively. The actual distribution fee to be paid by ING Retirement Conservative Portfolio, ING Retirement Growth Portfolio, ING Retirement Moderate Growth Portfolio and ING Retirement Moderate Portfolio is at an annual rate of 0.002%, 0.1749%, 0.1394% and 0.0913%, respectively. The waiver will continue through at least May 1, 2014. There is no guarantee that the waiver will continue after such date. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

ING Retirement Conservative Portfolio

ING Retirement Growth Portfolio

ING Retirement Moderate Growth Portfolio

ING Retirement Moderate Portfolio

(the “Portfolios”)

Supplement dated June 4, 2012

to the Statement of Additional Information (“SAI”),

dated April 30, 2012

On or about May 24, 2012, the Board of Trustees of ING Investors Trust approved revisions to the Portfolios’ expense structures implementing an expense limitation agreement for the Portfolios and 12b-1 fee waivers with respect to the Class ADV shares of the Portfolios effective May 1, 2012. Effective immediately, the SAI is revised as follows:

1.	The section entitled “Expense Limitation Agreements” is hereby deleted in its entirety and replaced with the following:

Expense Limitation Agreements

The Advisers have entered into expense limitation agreements with certain Portfolios (“Expense Limitation Agreement”) pursuant to which the Advisers have agreed to waive or limit their fees. In connection with these agreements and certain U.S. tax requirements, the Advisers will assume other expenses so that the total annual ordinary operating expenses of a Portfolio (with the exception of the Retirement Portfolios, see footnote (3) in the table below), which excludes interest, taxes, brokerage commissions, acquired (underlying) fund fees and expenses, other investment related costs, extraordinary expenses such as litigation, other expenses no incurred in the ordinary course of the Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolio’s Trustees who are not “interested persons” (as defined in the 1940 Act) of the Advisers, do not exceed the expense limitations shown in the following table:

Portfolio	Class ADV	Class I	Class S	Undesignated
ING American Funds World Allocation(1)	N/A	N/A	N/A	0.79%
ING DFA Global Allocation(2)	1.05%	0.45%	0.70%	N/A
ING DFA World Equity(2)	1.05%	0.45%	0.70%	N/A
ING Franklin Templeton Founding Strategy	1.50%	0.90%	1.15%	N/A
ING Oppenheimer Active Allocation	N/A	N/A	0.70%	N/A
ING Retirement Conservative(3)	1.02%	0.77%	N/A	N/A
ING Retirement Growth(3)	1.13%	0.88%	N/A	N/A
ING Retirement Moderate Growth (3)	1.09%	0.84%	N/A	N/A
ING Retirement Moderate(3)	1.04%	0.79%	N/A	N/A

(1)

Additionally, the Adviser is contractually obligated to further limit expenses to 1.21% through May 1, 2013; this obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. This obligation will continue only if the Adviser elects to renew it and is not eligible for recoupment.

(2)

The Adviser has contractually agreed to further limit expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) of ING DFA World Equity Portfolio to 1.21%, 0.61% and 0.86% for the Portfolio’s Class ADV, Class I, and Class S shares, respectively, through May 1, 2013. There is no guarantee that the additional expense limitation will continue after May 1, 2013. The additional expense limitation will only renew if the Adviser elects to renew it. Any fees waived or reimbursed under the additional expense limitation are not subject to recoupment by the Adviser.

(3)	In connection with the Expense Limitation Agreement and certain U.S. tax requirements, the Adviser will assume other expenses so that the total annual ordinary operating expenses of a Portfolio, which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses such as litigation, other expenses no incurred in the ordinary course of the Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolio’s Trustees who are not “interested persons” (as defined in the 1940 Act) of the Adviser, do not exceed the expense limitations shown above.

Each Portfolio may at a later date reimburse the relevant Adviser for management fees waived or reduced and other expenses assumed by the Adviser during the previous thirty-six (36) months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above. Each Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the Expense Limitation Agreement.

The Expense Limitation Agreements provide that the expense limitation shall continue until May 1, 2013 (except for ING Retirement Conservative Portfolio, ING Retirement Growth Portfolio, ING Retirement Moderate Growth Portfolio, and ING Retirement Moderate Portfolio). The Expense Limitation Agreement for ING Retirement Conservative Portfolio, ING Retirement Growth Portfolio, ING Retirement Moderate Growth Portfolio, and ING Retirement Moderate Portfolio provide that the expense limitation shall continue until May 1, 2014. The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless an Adviser provides written notice of termination of the agreement to the lead Independent Trustee within ninety (90) days prior to the end of the then current term or upon termination of an Investment Advisory Agreement. The Expense Limitation Agreements may also be terminated by a Portfolio, without any payment of any penalty, upon ninety (90) days’ prior written notice to the applicable Adviser at its principal place of business.

2.

The table in the section entitled “12b-1 Plans – All Portfolios except ING American Funds World Allocation Portfolio and ING Oppenheimer Active Allocation Portfolio – Class ADV” is hereby deleted in its entirety and replaced with the following:

Portfolio	Shareholder Service Fee	Rule 12b-1 Distribution Fee	Total Amount of Distribution Fee Waived	Total Net Distribution Fee
ING DFA Global Allocation	0.25%	0.50%	0.15%(1)	0.35%
ING DFA World Equity	0.25%	0.50%	0.15%(1)	0.75%
ING Franklin Templeton Founding Strategy	0.25%	0.50%	0.15%(1)	0.35%
ING Retirement Conservative	0.25%	0.25%	0.2480%(2)	0.002%
ING Retirement Growth	0.25%	0.25%	0.0751%(2)	0.1749%
ING Retirement Moderate	0.25%	0.25%	0.1587%(2)	0.0913%
ING Retirement Moderate Growth	0.25%	0.25%	0.1106%(2)	0.1394%

(1)

The expense waiver will continue through at least May 1, 2013. The Trust will notify shareholders if it intends to pay the Distributor more than the amounts listed under “Total Net Distribution Fee” in the table above (not to exceed 0.50% under the current 12b-1 Plan for ING DFA Global Allocation Portfolio, ING DFA World Equity Portfolio and ING Franklin Templeton Founding Strategy Portfolio) in the future.

(2)

The expense waiver will continue through at least May 1, 2014. The Trust will notify shareholders if it intends to pay the Distributor more than the amounts listed under “Total Net Distribution Fee” in the table above (not to exceed 0.25% under the current 12b-1 Plan for the Portfolios) in the future.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2